Additional paid-in capital (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Paid-in Capital
Interest expense	$ 4,004,906	$ 3,425,120
Product development expense	227,338	222,178	1,156,195
Professional expense	38,614	169,382	741,564
Selling, general and administration expenses	1,499,322	586,538	930,258
	$ 5,770,180	$ 4,403,218	$ 2,828,017